Contingent Liabilities and Commitments (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Jan. 14, 2021	Aug. 23, 2010	Jul. 31, 2019	Nov. 30, 2006	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 13, 2023	Dec. 31, 2021
Contingent Liabilities and Commitments [Line Items]
Royalty payments percentage					12.00%
Royalty payments percentage thereafter					6.00%
Royalty payments					$ 5,000
Royalty income					15,817	$ 16,882	$ 16,129
Revenues						90,000
Payment to royalties percentage	24.00%
Affiliate filed value								$ 6,700
Baxter Healthcare Corporation [Member]
Contingent Liabilities and Commitments [Line Items]
Agreement term		30 years
Agreement payment amount					45,000
Amount received from distribution agreement									$ 2,000
Clinical studies total amount					$ 10,000
Patents [Member]
Contingent Liabilities and Commitments [Line Items]
Agreements expiration period				15 years
Kedrion [Member]
Contingent Liabilities and Commitments [Line Items]
Revenues						$ 180,000
Master Clinical Services Agreement [Member]
Contingent Liabilities and Commitments [Line Items]
Agreements expiration period			7 years